HAWAIIAN TAX-FREE TRUST

      Supplement to the Statement of Additional Information
                       dated July 30, 1999

    The Special Dealer Arrangements, described on page 50, are extended through July 31, 2000.


               The date of this supplement is June 5, 2000.